Note 16 - Interest and Finance Costs	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Interest Finance Costs [Text Block]
16.
Interest and Finance Costs:

 The interest and finance costs in the accompanying consolidated statements of income are as follows:

	Six-month period ended June 30,
	2017	2018
Interest expense	$27,685	$26,956
Interest capitalized	-	(101)
Swap effect	6,459	1,000
Amortization and write-off of financing costs	1,068	1,296
Bank charges and other financing costs	126	227
Total	$35,338	$29,378